15. Income Taxes (Details 2)	12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 U.S. Dollars USD ($)
Income tax computed at statutory tax rate	(1,791,053)	(3,046)	(6,380,875)	$ (295,861)
Difference in tax rate of the Company outside the PRC	1,665,601	3,813,282	6,584,329	275,138
Effect of tax holiday for a subsidiary	44,142	(1,547,949)	(146,364)	7,292
Non-deductible expenses	396,408	2,799,105	887,675	65,482
Tax loss carry forward (set-off)	15,098	59,638	162,457	2,494
Withholding income tax for the dividends paid to Cayman Islands company			1,012,402
Deferred tax benefit	(42,900)	(623,600)	(2,691,481)	(7,087)
Total income tax benefit	287,296	4,497,430	(571,857)	$ 47,458